DEBT - Schedule of Debt (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
DEBT
Interest expense	$ 844,128	$ 85,757	$ 1,348,196	$ 573,076	$ 1,175,516	$ 2,695,839
Amount of accrued interest on debt instrument	858,000		858,000		392,253	985,025
Non-related party
DEBT
Total					7,696,340	8,356,026
Less: Debt discount and issuance costs	$ (890,548)		$ (890,548)		(657,064)	(212,772)
Less: notes payable, current portion					(6,214,932)	(6,936,554)
Notes payable, net of debt issuance costs and current portion					(824,344)	(1,206,700)
Secured Promissory Notes | Non-related party
DEBT
Total					550,000	4,250,000
Small Business Administration Loans | Non-related party
DEBT
Total					904,911	762,322
Paycheck Protection Program Loans | Non-related party
DEBT
Total						17,543
Promissory Note | Non-related party
DEBT
Total					144,985	79,000
Vehicle Notes | Non-related party
DEBT
Total					298,439	425,790
Seller Notes | Non-related party
DEBT
Total					1,097,869	1,434,959
Real Estate Promissory Note | Non-related party
DEBT
Total					370,000	370,000
Business Loan and Security Agreement | Non-related party
DEBT
Total					890,715	160,262
Sale of Future Receipts | Non-related party
DEBT
Total					518,388	$ 856,150
Notes Payable | Non-related party
DEBT
Total					$ 2,921,033